Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Platform development costs [Member]
StatementsLineItems [Line Items]
Amortization of intangibles assets	5 years
Software [Member]
StatementsLineItems [Line Items]
Amortization of intangibles assets	5 years